Accounts Payable and Accrued Expenses (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accounts payable	$ 6,524,550	$ 1,450,531
Office access deposits	340	340
Accrued compensation	603,207	175,000
Unearned revenue	41,871	0
Accrued interest (various notes and loans payable	335,559	0
Accrued tax penalties and interest	405,314	398,114
Accounts payable and accrued expenses	$ 9,473,001	$ 2,023,985